Consolidated Statements of Changes in Equity € in Thousands	Issued capital [member] EUR (€) shares	Share premium [member] EUR (€)	Other reserves [member] EUR (€)	Retained earnings [member] EUR (€)	Profit loss for the period [member] EUR (€)	EUR (€) shares
Balance as at January 1, 2019 before IFRS 16 adoption at Dec. 31, 2018	€ 13,638	€ 244,900	€ 52,060	€ (170,676)	€ 3,264	€ 143,186
Number of shares issued before IFRS 16 adoption, beginning at Dec. 31, 2018 | shares	90,917,837
Changes in Accounting Policy –Initial Application of IFRS 16 at Dec. 31, 2018			(9,474)			(9,474)
Balance at Dec. 31, 2018	€ 13,638	244,900	42,587	(170,676)	3,264	133,712
Number of shares issued, beginning at Dec. 31, 2018 | shares	90,917,837
Total comprehensive loss			644		(1,744)	(1,100)
Income appropriation				3,264	(3,264)
Share-based compensation expense:
- value of services			2,504			2,504
- exercises	€ 4	12				16
Exercises, number of shares issued | shares	25,975
Treasury shares			21			21
Balance at Dec. 31, 2019	€ 13,642	244,912	45,756	(167,412)	(1,744)	135,153
Number of shares issued, ending at Dec. 31, 2019 | shares	90,943,812
Total comprehensive loss			2,360		(64,393)	(62,033)
Income appropriation				(1,744)	1,744
Share-based compensation expense:
- value of services			4,012			4,012
- exercises	€ 4	71				75
Exercises, number of shares issued | shares	26,750
Treasury shares			215			215
Balance at Dec. 31, 2020	€ 13,646	244,984	52,342	(169,156)	(64,393)	€ 77,422
Number of shares issued, ending at Dec. 31, 2020 | shares	90,970,562					90,970,562
Total comprehensive loss			(2,672)		(73,425)	€ (76,097)
Income appropriation				(64,393)	64,393
Share-based compensation expense:
- value of services			2,632			2,632
- exercises	€ 143	2,114				2,257
Exercises, number of shares issued | shares	952,372
Treasury shares	€ (1)		209			209
Treasury shares | shares	(4,025)
Issuance of ordinary shares, May 2021	€ 1,222	88,375				89,597
Issuance of ordinary shares, May 2021 | shares	8,145,176
Issuance of ordinary shares, November 2021	€ 776	87,199				87,975
Issuance of ordinary shares, November 2021 | shares	5,175,000
Cost of equity transactions, net of tax		(13,414)				(13,414)
Balance at Dec. 31, 2021	€ 15,786	€ 409,258	€ 52,512	€ (233,549)	€ (73,425)	€ 170,581
Number of shares issued, ending at Dec. 31, 2021 | shares	105,239,085					105,239,085